REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302





                                                               June 1, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549


     Re:  Pax World Money Market Fund, Inc.
          File Nos. 333-43587; 811-8591; CIK: 0001051862

Ladies and Gentlemen:

     On behalf of Pax World Money Market Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 25, 2006.

     If you have any questions or comments regarding this filing, please call Leigh DeLuca at (212) 830-5433.


                                           Very truly yours,



                                           Pax World Money Market Fund, Inc.


                                           /s/ Rosanne Holtzer
                                           ------------------------
                                           By: Rosanne Holtzer
                                           Secretary